Concentration of Investments (Tables)	12 Months Ended
Dec. 31, 2025
EBP 005
EBP, Risk and Uncertainty [Line Items]
EBP, Risk and Uncertainty	The following table summarizes such investment assets as of December 31, 2025 and 2024:

	December 31, 2025		December 31, 2024
	Total assets	Percent of total investments	Total assets	Percent of total investments
Fidelity Growth Company Commingled Pool	$326,726,877	14%	$276,398,764	14%
Fidelity Total Market Index Fund	$—	—%	$216,193,691	11%
Spartan Total Market Index Pool	$234,783,134	10%	$—	—%
NiSource Stock Fund	$240,386,845	10%	$223,369,418	11%